Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Abstract]
Summary of Capital and Reserves - Reconciliation of Movement in Total Equity

(a)	Share capital

	Ordinary shares of 25p each Number of shares	£m

Allotted and fully paid

1 January 2019	2,456,415,884	614.09

Changes during the year

– share option schemes	104,854	0.03

31 December 2019	2,456,520,738	614.12

Allotted and fully paid

1 January 2018	2,456,278,414	614.06

Changes during the year

– share option schemes	137,470	0.03

31 December 2018	2,456,415,884	614.09

Allotted and fully paid

1 January 2017	2,027,019,508	506.75

Changes during the year

– share option schemes	213,144	0.05

– Issue of shares RAI acquisition	429,045,762	107.26

31 December 2017	2,456,278,414	614.06

Summary of Composition of Share Premium Account, Capital Redemption Reserves and Merger Reserves	Share premium account, capital redemption reserves and merger reserves comprise:

	Share premium account £m	Capital redemption reserves £m	Merger reserves £m	Total £m

31 December 2019	94	101	26,414	26,609

31 December 2018	91	101	26,414	26,606

31 December 2017	87	101	26,414	26,602

Summary of Movements in Other Reserves and Retained Earnings
(c)	Equity attributed to owners of the parent - movements in other reserves and retained earnings (which are after deducting treasury shares) shown above comprise:

							Retained earnings

	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m

1 January 2019	(914)	(177)	6	179	573	(333)	(5,242)	43,799

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	5,704

Differences on exchange	(2,948)	–	–	–	–	(2,948)	–	–

Cash flow hedges

– net fair value losses	–	(246)	–	–	–	(246)	–	–

– reclassified and reported in profit for the year	–	53	–	–	–	53	–	–

Net investment hedges

– net fair value gains	21	–	–	–	–	21	–	–

– differences on exchange on borrowings	(18)	–	–	–	–	(18)	–	–

Associates - share of OCI, net of tax (note 5)	(115)	–	–	–	–	(115)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	56	–	–	–	56	–	–

Retirement benefit schemes

– net actuarial losses (note 11)	–	–	–	–	–	–	–	(582)

– surplus recognition (note 11)	–	–	–	–	–	–	–	(7)

Associates - share of OCI, net of tax (note 5)	–	–	7	–	–	7	–	–

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	75
Other changes in equity

Cash flow hedges reclassified and reported in total assets	–	(32)	–	–	–	(32)	–	–

Employee share options

– value of employee services	–	–	–	–	–	–	–	115

Dividends and other appropriations

– ordinary shares	–	–	–	–	–	–	–	(3,476)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(117)	–
Other movements	–	–	–	–	–	–	98	(133)

31 December 2019	(3,974)	(346)	13	179	573	(3,555)	(5,261)	45,495

							Retained earnings

	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m

31 December 2017	(4,029)	(132)	17	179	573	(3,392)	(5,195)	42,130

Accounting policy change (IFRS 9) (note 30)	–	–	(9)	–	–	(9)	–	(29)

1 January 2018	(4,029)	(132)	8	179	573	(3,401)	(5,195)	42,101

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	6,032

Differences on exchange	3,861	–	–	–	–	3,861	–	–

Cash flow hedges

– net fair value losses	–	(58)	–	–	–	(58)	–	–

– reclassified and reported in profit for the year	–	17	–	–	–	17	–	–

Investments held at fair value

– reclassified and reported in retained earnings	–	–	(8)	–	–	(8)	–	8

Net investment hedges

– net fair value losses	(472)	–	–	–	–	(472)	–	–

– differences on exchange on borrowings	(236)	–	–	–	–	(236)	–	–

Associates - share of OCI, net of tax (note 5)	(38)	–	–	–	–	(38)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	18	–	–	–	18	–	–

Retirement benefit schemes

– net actuarial gains (note 11)	–	–	–	–	–	–	–	138

– surplus recognition (note 11)	–	–	–	–	–	–	–	4

Associates - share of OCI, net of tax (note 5)	–	–	6	–	–	6	–	–

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	(33)

Other changes in equity

Cash flow hedges reclassified and reported in total assets	–	(22)	–	–	–	(22)	–	–

Employee share options

– value of employee services	–	–	–	–	–	–	–	121

Dividends and other appropriations

– ordinary shares	–	–	–	–	–	–	–	(4,463)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(139)	–

Non-controlling interests - acquisitions (note 23(c))	–	–	–	–	–	–	–	(11)

Other movements	–	–	–	–	–	–	92	(98)

31 December 2018	(914)	(177)	6	179	573	(333)	(5,242)	43,799

							Retained earnings

	Translation reserve (i) £m	Hedging reserve (ii) £m	Available- for-sale reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m

1 January 2017	(382)	4	39	179	573	413	(5,053)	8,384

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	37,485

Differences on exchange	(3,082)	–	–	–	–	(3,082)	–	–

Cash flow hedges

– net fair value losses	–	(263)	–	–	–	(263)	–	–

– reclassified and reported in profit for the year	–	109	–	–	–	109	–	–

– reclassified and reported in total assets	–	(16)	–	–	–	(16)	–	–

Investments held at fair value

– net fair value losses	–	–	(27)	–	–	(27)	–	–

Net investment hedges

– net fair value gains	425	–	–	–	–	425	–	–

– differences on exchange on borrowings	(67)	–	–	–	–	(67)	–	–

Associates - share of OCI, net of tax (note 5)	(923)	–	5	–	–	(918)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	34	–	–	–	34	–	–

Retirement benefit schemes

– net actuarial gains (note 11)	–	–	–	–	–	–	–	832

– surplus recognition (note 11)	–	–	–	–	–	–	–	(5)

Associates - share of OCI, net of tax (note 5)	–	–	–	–	–	–	–	25

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	(171)

Other changes in equity

Employee share options

– value of employee services	–	–	–	–	–	–	–	105

Dividends and other appropriations

– ordinary shares	–	–	–	–	–	–	–	(4,465)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(205)	–

Other movements	–	–	–	–	–	–	63	(60)

31 December 2017	(4,029)	(132)	17	179	573	(3,392)	(5,195)	42,130

Summary of Tax Attributable to Components of Other Comprehensive Income

Taxation in equity
The tax attributable to components of other comprehensive income is as follows:

	2019 £m	2018 £m	2017 £m

Hedging reserve

Cash flow hedges – net fair value losses	56	18	34

	56	18	34

Retained earnings

– actuarial losses/(gains) in respect of subsidiaries	75	(33)	(171)

	75	(33)	(171)

Owners of the parent	131	(15)	(137)

Non-controlling interests	–	–	–

Total tax recognised in other comprehensive income for the year (note 6(f))	131	(15)	(137)